OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Securities - FVTPL	$ 2,523	$ 2,200
Derivative assets	170	111
Securities - FVTOCI	69	108
Restricted cash	584	356
Inventory	1,267	652
Accounts receivable	464	2
Other	140	149
Total other non-current assets	$ 5,217	$ 3,578